ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,	December 31,
	2021	2022
	RMB	RMB
Accrued advertising and marketing fees	52,371	66,786
Payables related to service fees and others	93,897	26,488
Amounts due to customers for the segregated bank balances held on their behalf	273,774	153,701
Deposits	2,575	586
Value added tax and surcharges	13,899	1,165
Other	30,732	1,620
Total accrued expenses and other current liabilities	467,248	250,346